Common Stock - Additional Information - Graphite Bio, Inc. (Details) - $ / shares				1 Months Ended			12 Months Ended
	Jul. 02, 2021	Jun. 29, 2021	Jun. 18, 2021	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	May 07, 2021	Dec. 31, 2020	Apr. 30, 2020
Class of Stock [Line Items]
Common stock, authorized (in shares)							79,218,247	79,218,247
Common stock, par value (in dollars per share)							$ 0.001	$ 0.001
Common stock, issued (in shares)							9,915,013	9,915,013
Graphite Bio, Inc.
Class of Stock [Line Items]
Common stock, authorized (in shares)							300,000,000	300,000,000
Common stock, par value (in dollars per share)							$ 0.00001	$ 0.00001
Common stock voting rights							one
Common stock, issued (in shares)							58,008,396	58,221,760
Vesting period description							The shares of the Company’s common stock issued to its founders for their services as an employee, advisor, or consultant vest monthly over four years with one year cliff from the vesting commencement date.
Common stock vesting period							4 years
Common stock vesting cliff period							1 year
Aggregate Common Stock Vested					912,212
Diluted number of shares						7,273,848
Stanford Exclusive License Agreement | Graphite Bio, Inc.
Class of Stock [Line Items]
Common stock, issued (in shares)										640,861	600,000
Common stock shares, repurchase			624,845
Remaining shares not exercised right to purchase							16,016
Founder | Graphite Bio, Inc.
Class of Stock [Line Items]
Unvested shares (in shares)							431,863	1,938,430
Common stock awards were unvested and expected to vest							6 months	1 year 6 months
Common stock shares, repurchase							152,694
Founder | Restricted Common Stock | Graphite Bio, Inc.
Class of Stock [Line Items]
Common stock, issued (in shares)									6,081,413
Investor | Restricted Common Stock | Graphite Bio, Inc.
Class of Stock [Line Items]
Original issue price (in dollars per share)												$ 0.00002
Common stock, issued (in shares)												2,467,104
Class A Common Stock | Graphite Bio, Inc.
Class of Stock [Line Items]
Common stock shares, repurchase							152,694
Class A Common Stock | Initial Public Offering | Graphite Bio, Inc.
Class of Stock [Line Items]
Issuance of common stock, Shares	2,100,000	14,000,000
Original issue price (in dollars per share)	$ 17.00	$ 17.00
Class A Common Stock | Underwriters | Graphite Bio, Inc.
Class of Stock [Line Items]
Issuance of common stock, Shares		2,100,000
Redeemable Convertible Preferred Stock | Initial Public Offering | Graphite Bio, Inc.
Class of Stock [Line Items]
Conversion of stock				30,761,676